Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	[1]	$ 7,380	$ 6,959	$ 6,464
Defined contribution plan	[1]	105	114	97
Other benefits	[1]	47	54	16
Share-based compensation expense	[1]	$ 14,830	$ 17,167	$ 14,957

[1]	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.